UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 38
Form 13F Information Table Value Total: 681200
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                                TITLE OF               VALUE    SHRS/    SH/    PUT/  INVESTMENT OTHER      VOTING AUTHORITY
NAME OF ISSUER                  CLASS   CUSIP          (X$1000) PRN AMT  PRN    CALL  DISCRETION MANAGERS  SOLE   SHARED NONE
--------------------------      ------- ----------     -------  -------  ------ ----  ---------  --------- -----  ------ -------
AMERICAN ELEC PWR INC          	COM 	025537101      253	6295	 SH 	      SOLE 	   	   6295
AMGEN INC                      	COM 	031162100      213	4510	 SH 	      SOLE 	   	   4510
APACHE CORP                    	COM 	037411105      341	2455	 SH 	      SOLE 	   	   2455
AT+T INC                       	COM 	00206R102      278	8255	 SH 	      SOLE 	   	   8255
CATERPILLAR INC                	COM 	149123101      277	3745	 SH 	      SOLE 	   	   3745
CISCO SYS INC                  	COM 	17275R102      405	17415	 SH 	      SOLE 	   	   17415
CITIGROUP INC                  	COM 	172967101      322	19230	 SH 	      SOLE 	   	   19230
COMPANHIA VALE DO RIO DOCE     	ADR 	204412209      228	6370	 SH 	      SOLE 	   	   6370
CONOCOPHILLIPS                 	COM 	20825C104      212	2250	 SH 	      SOLE 	   	   2250
CORNING INC                    	COM 	219350105      237	10280	 SH 	      SOLE 	       	   10280
DATA DOMAIN INC                	COM 	23767P109      624	26724	 SH 	      SOLE 	   	   26724
EMC CORP                       	COM 	268648102      236	16060	 SH 	      SOLE 	   	   16060
EOG RESOURCES INC              	COM 	26875P101      235	1790	 SH 	      SOLE 	   	   1790
EXELON CORP                    	COM 	30161N101      326	3625	 SH 	      SOLE 	   	   3625
EXXON MOBIL CORP               	COM 	30231G102      427	4845	 SH 	      SOLE 	   	   4845
FREEPORT MCMORAN COPPER + GOLD 	COM 	35671D857      301	2570	 SH 	      SOLE 	   	   2570
GENENTECH INC                  	COM 	368710406      237	3125	 SH 	      SOLE 	   	   3125
GENERAL ELEC CO                	COM 	369604103      326	12195	 SH 	      SOLE 	   	   12195
HALLIBURTON CO                 	COM 	406216101      230	4338	 SH 	      SOLE 	   	   4338
HEWLETT PACKARD CO             	COM 	428236103      326	7380	 SH 	      SOLE 	   	   7380
INVESCO LTD                    	COM 	G491BT108      211	8800	 SH 	      SOLE 	   	   8800
ISHARES TR                     	COM 	464287234      213182	1572366	 SH 	      SOLE 	   	   1572366
ISHARES TR                     	COM 	464287465      171898	2502154	 SH 	      SOLE 	   	   2502154
KOHLS CORP                     	COM 	500255104      259	6460	 SH 	      SOLE 	   	   6460
MANPOWER INC WIS               	COM 	56418H100      202	3460	 SH 	      SOLE 	   	   3460
MEDTRONIC INC                  	COM 	585055106      293	5663	 SH 	      SOLE 	   	   5663
MICROSOFT CORP                 	COM 	594918104      356	12955	 SH 	      SOLE 	   	   12955
ORACLE CORP                    	COM 	68389X105      280	13335	 SH 	      SOLE 	   	   13335
PEPSICO INC                    	COM 	713448108      226	3545	 SH 	      SOLE 	   	   3545
PNC FINL SVCS GROUP INC        	COM 	693475105      228	3995	 SH 	      SOLE 	   	   3995
PROCTER AND GAMBLE CO          	COM 	742718109      206	3385	 SH 	      SOLE 	   	   3385
SPDR TRUST                     	COM 	78462F103      283565	2215700	 SH 	      SOLE 	   	   2215700
STARENT NETWORKS CORP          	COM 	85528P108      2118	168396	 SH 	      SOLE 	   	   168396
STRATEGIC HOTELS + RESORTS INC 	COM 	86272T106      661	70520	 SH 	      SOLE 	   	   70520
TEXTRON INC                    	COM 	883203101      767	16000	 SH 	      SOLE 	   	   16000
TRANSOCEAN INC                 	COM 	G90073100      357	2342	 SH 	      SOLE 	   	   2342
VANCEINFO TECHNOLOGIES INC     	ADR 	921564100      136	16202	 SH 	      SOLE 	   	   16202
WAL MART STORES INC            	COM 	931142103      221	3935	 SH 	      SOLE 	   	   3935

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